Joint Venture and Redeemable Non-Controlling Interest - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		5 Months Ended	12 Months Ended
	May 14, 2020	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019
Joint Venture And Non Controlling Interest [Line Items]
Cash and cash equivalents					$ 113,216	$ 762,341	$ 39,001	$ 22,822
Proceeds from issuance of Series F preferred stock, net of issuance costs					176,462
Series F Preferred Stock
Joint Venture And Non Controlling Interest [Line Items]
Proceeds from issuance of Series F preferred stock, net of issuance costs			$ 188,000	$ 388,000
QSV
Joint Venture And Non Controlling Interest [Line Items]
Cash and cash equivalents					3,406	3,381		3,409
Prepaid expense					$ 100	$ 100		$ 100
QSV | Series F Convertible Preferred Stock
Joint Venture And Non Controlling Interest [Line Items]
Proceeds from issuance of Series F preferred stock, net of issuance costs	$ 200,000
VWGoA | Series F Preferred Stock
Joint Venture And Non Controlling Interest [Line Items]
Proceed from Series F preferred stock financings and business combination		$ 134,000